Blue Chip Growth Fund Fees and Expenses - Class A C [Member] - Blue Chip Growth Fund	Aug. 31, 2024
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2025.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	SharesNot Sold